UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE REAL ESTATE FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Real Estate Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.
Worldwide Real Estate Fund
Schedule of Investments
March 31, 2007 (unaudited)

Number
of Shares			Value
COMMON STOCKS: 90.7%
Australia: 8.5%
61,324	Lend Lease Corp. Ltd. #		$ 990,093
500,000	Multiplex Group @ #		1,807,165
			2,797,258

Canada: 7.9%
22,250	Brookfield Properties Corp. (USD)		896,675
13,200	Killam Properties, Inc.		29,384
270,000	Killam Properties, Inc. R		601,039
36,800	Mainstreet Equity Corp. *		589,055
19,400	Timberwest Forest Corp.
	(Stapled Units)		309,022
10,000	Timberwest Forest Corp.
	(Stapled Units) R		159,290
			2,584,465

China: 1.7%
2,250,000	Shanghai Real Estate Ltd. #		560,789

France: 1.2%
1,250	Unibail #		380,032

Germany: 2.2%
15,000	IVG Immobilien AG #		720,207

Hong Kong: 5.9%
30,000	Cheung Kong Holdings Ltd. #		379,267
200,000	Hang Lung Properties Ltd. #		555,248
20,000	Sun Hung Kai Properties Ltd. #		231,131
1,000,000	Tian An China Investment #		766,539
			1,932,185

India: 0.7%
28,000	Hirco PLC (GBP) *		222,603

Indonesia: 2.9%
40,000,000	Kawasan Industri Jababeka
	Tbk PT #		956,736

Italy: 1.0%
200,000	Beni Stabili S.p.A. #		333,431

Japan: 16.6%
12,000	Goldcrest Co. Ltd. @ #		656,237
54,000	Mitsubishi Estate Co. Ltd. #		1,766,018
52,000	Mitsui Fudosan Co. Ltd. @ #		1,520,135
40,000	Sumitomo Realty & Development
	Co. Ltd. @ #		1,510,808
			5,453,198

Philippines: 2.1%
10,000,000	Megaworld Corp. * #		690,787

Thailand: 0.5%
305,600	Ticon Industrial Connection PCL #		155,197

Ukraine: 0.7%
15,000	XXI Century Investments Public Ltd. (GBP) * #		234,129

United Kingdom: 2.8%
16,160	British Land Co. PLC #		487,444
10,562	Land Securities Group PLC #		446,365
			933,809

United States: 36.0%
110,000	Annaly Capital Management, Inc. @		1,702,800
10,000	Apartment Investment &
	Management Co. (Class A) @		576,900
9,000	Boston Properties, Inc.		1,056,600
225,000	Denny’s Corp. @ *		1,102,500
30,000	Equity Inns, Inc. @		491,400
10,000	General Growth Properties, Inc.		645,700
20,300	Hilton Hotels Corp. @		729,988
3,061	Host Hotels & Resorts, Inc.		80,535
10,000	Liberty Property Trust @		487,200
84,400	Lodgian, Inc. @ *		1,127,584
11,500	Mesabi Trust @		270,250
20,000	MVC Capital, Inc.		313,000
20,000	Post Properties, Inc. @		914,600
12,000	Prologis @		779,160
5,500	Public Storage, Inc.		520,685
5,000	SL Green Realty Corp. @		685,900
5,000	Starwood Hotels & Resorts
	Worldwide, Inc.
	(Paired Certificate)		324,250
			11,809,052
Total Common Stocks
(Cost: $14,888,361)			29,763,878
		Principal
		Amount
REPURCHASE AGREEMENT: 9.2%
State Street Bank & Trust Co.
4.30% (dated 3/30/07, due 4/2/07,
repurchase price $3,033,086,
collateralized by $3,170,000 Federal
National Mortgage Association, 3.250%,
due 2/15/09 with a value of $3,094,713)
(Cost: $3,032,000)		$ 3,032,000	3,032,000
Total Investments Before Collateral for Securities Loaned: 99.9%
(Cost: $17,920,361)			32,795,878
Number
of Shares
Short-Term Investment Held As Collateral for Securities Loaned: 23.0%
(Cost: $7,541,202)
7,541,202	State Street Navigator Securities
	Lending Prime Portfolio		7,541,202
Total Investments: 122.9%
(Cost: $25,461,563)			40,337,080
Liabilities in excess of other assets: (22.9)%			(7,507,173)
NET ASSETS: 100.0%			$ 32,829,907

Glossary:
GBP British Pound
USD United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $25,410,945, and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation	$ 15,016,889
Gross Unrealized Depreciation	(90,754)
Net Unrealized Appreciation	$ 14,926,135

@ Security fully or partially on loan. Total market value of securities loaned is $7,293,697
* Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued  pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $15,147,760, which represented 46.1% of net assets.

R .
All or a portion of the security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities are considered liquid and the market value amounted to $760,329 or 2.3% of net assets.

Restricted securities held by the Fund are as follows:

	Acquisition	Acquisition		% of
Security	Date	Cost	Value	Net Assets
Killam Properties, Inc.	11/11/2003	$ 337,932	$601,039	1.80%
Timberwest Forest Corp.	1/24/2002	69,361	159,290	0.5
			$601,039	2.3%

Summary of Investments by Industry Excluding Collateral for Securities Loaned	% of Investments	Value
Apartments	10.3%	$3,367,216
Diversified	38.7	12,688,800
Forest Products	1.4	468,312
Hotels and Motels	10.5	3,444,544
Industrial	5.8	1,891,093
Land	0.8	270,250
Office	9.5	3,126,375
Other	10.2	3,340,903
Regional Malls	2.0	645,700
Storage	1.6	520,685
Total Common Stocks	90.8	29,763,878
Repurchase Agreement	9.2	3,032,000
	100.0%	$32,795,878

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”) which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Real Estate Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Real Estate Fund

Date: May 29, 2007

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund

Date: May 29, 2007